Average Annual Total Returns - Kovitz Core Equity ETF	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	13.49%	11.61%	12.09%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.48%	10.18%	10.82%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.99%	8.90%	9.67%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%